UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

ITEM 1. Schedule of Investments.

FPA Funds Trust’s FPA Crescent Fund

Portfolio of Investments

June 30, 2010 (unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS — LONG
ENERGY — 11.9%
Apache Corporation	655,000	$55,144,450
Arkema S.A.	806,000	28,273,916
Chevron Corporation	298,300	20,242,638
Ensco plc (ADR)†	3,840,000	150,835,200
Occidental Petroleum Corporation	1,268,000	97,826,200
Rowan Companies, Inc.	770,200	16,898,188
Total S.A. (ADR)	918,000	40,979,520
		$410,200,112
HEALTH CARE — 10.6%
Abbott Laboratories	1,217,000	$56,931,260
Amgen Inc. *	328,600	17,284,360
Covidien plc	2,721,000	109,329,780
Health Net, Inc.*	756,000	18,423,720
Omnicare, Inc.	2,240,000	53,088,000
Pfizer Inc.	3,760,000	53,617,600
WellPoint, Inc. *	1,130,000	55,290,900
		$363,965,620
FINANCIAL SERVICES — 5.7%
Aon Corporation	2,790,000	$103,564,800
CIT Group, Inc.*	740,303	25,066,660
Discover Financial Services	1,145,700	16,016,886
Transatlantic Holdings Inc.	735,000	35,250,600
The Travelers Companies, Inc.	341,000	16,794,250
		$196,693,196
RETAILING — 5.0%
eBay Inc.*	1,143,700	$22,427,957
Lowe’s Companies, Inc.	655,400	13,383,268
PetSmart, Inc.	2,150,000	64,865,500
Wal-Mart Stores, Inc.	1,500,000	72,105,000
		$172,781,725
INDUSTRIAL PRODUCTS — 2.4%
AGCO Corporation*	675,000	$18,204,750
Cookson Group plc	3,582,030	20,753,565
Cymer, Inc.*	382,300	11,484,292
Henkel AG & Co. KGaA	462,139	18,977,461
Trinity Industries, Inc.	714,900	12,668,028
		$82,088,096
TELECOMMUNICATIONS — 1.9%
Vodafone Group plc (ADR)	3,230,000	$66,764,100
REAL ESTATE — 1.5%
Countrywide Holdings, Ltd. (Class A)*,‡	3,092,167	$15,018,037
Countrywide Holdings, Ltd. (Class B)*,‡,(1)	3,092,167	46,073
Genting Malaysia Berhad	42,531,900	35,999,000
		$51,063,110
CONSUMER NON-DURABLE GOODS — 0.9%
Koninklijke Philips Electronics N.V.	1,009,757	$30,131,149
WestPoint International, Inc.*,‡,(1)	167,161	1,380,750
WestPoint International, Inc. (rights)*,‡,(1)	149,230	0
		$31,511,899
AUTOMOTIVE — 0.3%
Group 1 Automotive, Inc.	502,200	$11,816,766
INVESTMENT COMPANIES — 0.3%
Ares Capital Corporation	837,159	$10,489,602

SERVICE — 0.3%
G&K Services, Inc.	458,502	$9,468,066
OTHER COMMON STOCKS — 4.5%		$155,163,158
TOTAL COMMON STOCKS — LONG — 45.3% (Cost $1,598,412,621)		$1,562,005,450

LIMITED PARTERSHIP — 1.0% (Cost $32,000,000)
Endeavour Financial Restoration Fund, L.P.*,(1),‡	$32,000,000	$33,413,632

BONDS & DEBENTURES

CONVERTIBLE BONDS & DEBENTURES
REAL ESTATE — 1.0%
Forest City Enterprises, Inc. — 3.625% 2011	$3,886,000	$3,813,138
ProLogis - 2.625% 2038	10,536,000	9,429,720
SL Green Realty Corp. — 3% 2027‡	22,001,000	21,230,965
		$34,473,823
FINANCIAL SERVICES — 0.3%
National Financial Partners Corp. — 0.75% 2012	11,325,000	$10,829,531
ADVERTISING — 0.2%
The Interpublic Group of Companies, Inc. — 4.25% 2023	7,584,000	$7,631,400
AUTOMOTIVE — 0.1%
Group 1 Automotive, Inc. — 2.25% 2036	7,000,000	$5,215,000
OTHER CONVERTIBLE BONDS & DEBENTURES — 0.3%		$8,874,480
TOTAL CONVERTIBLE BONDS & DEBENTURES — 1.9%
(Cost $44,766,111)		$67,024,234

NON-CONVERTIBLE BONDS & DEBENTURES
CORPORATE BONDS & DEBENTURES
FINANCIAL SERVICES — 11.0%
American Capital, Ltd. — 8.96% 2013	$46,724,000	$47,191,240
American General Finance
— 4% 2011	1,900,000	1,847,712
— 4.625% 2010	5,111,000	5,084,321
— 4.875% 2012	8,141,000	7,415,718
— 5.375% 2012	18,011,000	16,299,955
— 5.625% 2011	26,430,000	25,526,623
— 5.85% 2013	3,486,000	3,131,369
— 5.9% 2012	357,000	328,993
— 6.9% 2017	15,366,000	12,337,976
CIT Group Inc.
— 7% 2013	27,060,470	26,045,702
— 7% 2014	12,900,711	12,370,363
— 7% 2015	12,900,711	12,002,435
— 7% 2016	21,501,189	19,747,337
— 7% 2017	30,101,668	27,256,157
— 13% 2012 (Floating)‡	20,566,500	21,209,203
Delta Air Lines, Inc.
— 7.111% 2011	9,971,000	10,319,387
— 7.57% 2010	3,952,000	3,994,484
E*Trade Financial Corporation — 12.5% 2017	2,125,000	2,257,813
Ford Credit Europe (Series F)
— 7.125% 2012	€14,800,000	18,272,938
— 7.125% 2013	€7,500,000	9,263,786
— 7.875% 2011	£7,950,000	11,992,157
International Lease Finance Corporation
— 4.75% 2012	$5,817,000	5,533,421
— 4.875% 2010	942,000	942,000
— 5.125% 2010	6,625,000	6,603,999

— 5.3% 2012	7,675,000	7,258,938
— 5.35% 2012	14,816,000	14,093,720
— 5.4% 2012	1,628,000	1,557,915
— 5.625% 2010	3,150,000	3,142,850
— 5.65% 2014	5,515,000	4,937,193
— 5.75% 2011	5,638,000	5,570,457
— 5.875% 2013	6,976,000	6,374,111
— 6.625% 2013	1,612,000	1,495,001
— 6.75% 2015 (Floating)‡	2,826,615	2,798,349
— 7% 2016 (Floating)‡	2,073,385	2,047,467
iStar Financial Inc.
— 5.125% 2011	2,272,000	2,111,960
— 10% 2014‡	4,242,000	4,258,544
Northwest Airlines Corporation — 6.841% 2011	1,579,000	1,581,384
SLM Corporation — 5.45% 2011	6,280,000	6,370,683
Willis North America, Inc. — 5.625% 2015	9,038,000	9,541,869
		$380,115,530
REAL ESTATE — 5.0%
Capital Automotive L.P. — 2.73% 2010 (Floating)‡	$67,146,154	$62,613,789
Countrywide Holdings, Ltd. — 10% 2018‡	£8,273,712	11,993,308
HCP, Inc.
— 4.875% 2010	$5,914,000	5,948,952
— 6.3% 2016	3,120,000	3,227,921
— 7.072% 2015	3,076,000	3,442,413
Stanwich Mortgage Loan Trust Series
2009-2 — 4.1%(1),‡	21,205,496	8,906,308
2010-1A — 6.471% 2047(1),‡	30,631,389	16,065,122
2010-2A — 6.419% 2057(1),‡	81,000,000	42,785,091
2010-3A — 7.565% 2038(1),‡	39,500,000	18,887,671
		$173,870,575
RETAILING — 1.6%
Michaels Stores, Inc. — 2.5% 2013 (Floating)‡	$17,868,010	$16,728,925
Sally Holdings LLC — 10.5% 2016	21,104,000	22,528,520
Sears Roebuck Acceptance Corp. — 6.7% 2012	6,748,000	6,794,561
Toys “R” Us Delaware — 4.49619% 2012 (Floating)‡	9,861,000	9,713,085
		$55,765,091
INDUSTRIAL PRODUCTS — 0.7%
Kion Group
Term Loan B — 2.49788% 2014(Floating)‡	$12,355,297	$9,637,131
Term Loan C — 2.74788% 2015(Floating)‡	12,354,598	9,636,586
Thermadyne Holdings Corporation — 10.5% 2014	5,000,000	5,112,500
Trinity Industries, Inc. — 6.5% 2014	987,000	1,003,059
		$25,389,276
MULTI-INDUSTRY — 0.5%
Leucadia National Corporation — 7.125% 2017	$15,967,000	$15,580,758
AUTOMOTIVE — 0.5%
Penske Automotive Group — 7.75% 2016	$16,390,000	$15,406,600
UTILITIES — 0.5%
Dynegy-Roseton Danskamme — 7.27% 2010	$113,380	$113,469
RRI Energy, Inc. — 7.625% 2014	15,230,000	15,156,439
		$15,269,908
ADVERTISING — 0.1%
Valassis Communications, Inc. — 8.25% 2015	$4,469,000	$4,614,242
BUSINESS SERVICES — 0.1%
First Data Corporation — 3.03188% 2014 (Floating)‡	$4,875,000	$4,107,188
CONSUMER NON-DURABLES — 0.1%
Abitibi Consolidated of Canada — 13.75% 2011*,‡	$2,157,119	$2,275,760

TOTAL CORPORATE BONDS & DEBENTURES — 20.1%		$692,394,928

SHORT-TERM U.S. GOVERNMENT & AGENCIES — 26.0%
Federal National Mortgage Association — 0.42% 12/1/10	$35,573,000	$35,533,436
U. S. Treasury Bills
— 0.325% 7/15/10	100,000,000	99,996,150
— 0.35% 8/26/10†	292,000,000	291,920,956
— 0.38% 10/21/10	90,000,000	89,955,198
— 0.38% 3/10/11	50,000,000	49,921,250
— 0.425% 7/1/10	60,000,000	60,000,000
U. S. Treasury Notes
— 0.875% 2011	100,000,000	100,421,880
— 0.875% 2011†	110,000,000	110,498,443
— 1% 2011	60,000,000	60,407,812
TOTAL SHORT-TERM U.S. GOVERNMENT & AGENCIES		$898,655,125
U.S. GOVERNMENT & AGENCIES — 4.0%
Federal Home Loan Mortgage Corporation — 5% 2018	$4,505,495	$4,604,210
Federal National Mortgage Association — 7.5% 2028	65,255	73,144
U.S. Treasury Notes
— 0.875% 2011	79,085,000	79,381,569
— 3.875% 2010†	15,000,000	15,021,094
— 4.375% 2010†	40,000,000	40,756,250
TOTAL U.S. GOVERNMENT & AGENCIES		$139,836,267

TOTAL NON-CONVERTIBLE BONDS & DEBENTURES — 50.1%
(Cost $1,585,360,264)		$1,730,886,320

TOTAL INVESTMENT SECURITIES — 98.3% (Cost $3,260,538,996)		$3,393,329,636

SHORT-TERM INVESTMENTS — 5.1%
State Street Bank Repurchase Agreement — 0.01% 7/1/10
(Collateralized by $775,000 principal amount of U.S. Treasury Bonds — 3.25% 2017)	$791,000	$791,000
General Electric Company — 0.08% 7/1/10	50,579,000	50,579,000
Toyota Motor Credit Corporation — 0.18% 7/8/10	62,300,000	62,297,819
Chevron Funding Corporation — 0.13% 7/13/10	60,000,000	59,997,400
TOTAL SHORT-TERM INVESTMENTS (Cost $173,665,219)		$173,665,219

TOTAL INVESTMENTS — 103.4% (Cost $3,434,204,215)		$3,566,994,855

COMMON STOCKS — SHORT
American Greetings Corporation (Class A)	(268,000)	$(5,027,680)
Apollo Group, Inc.*	(23,600)	(1,002,292)
Apollo Investment Corporation	(490,075)	(4,572,400)
AutoNation, Inc.*	(375,100)	(7,314,450)
AvalonBay Communities, Inc.	(100,400)	(9,374,348)
Banco Bilbao Vizcaya Argentaria, S.A. (ADR)	(197,683)	(2,034,158)
Banco Popular Espanol, S.A.	(276,522)	(1,422,401)
Capital One Financial Corporation	(173,300)	(6,983,990)
Douglas Emmett Inc.	(415,400)	(5,906,988)
Essex Property Trust, Inc.	(87,900)	(8,573,766)
Federal Realty Investment Trust	(106,800)	(7,504,836)
Frontier Oil Corporation	(235,000)	(3,160,750)
Guess?, Inc.	(73,249)	(2,288,299)
HCP, Inc.	(225,600)	(7,275,600)
Henkel AG & Co. KGaA (vorzug preference)	(462,139)	(22,576,877)

Hospitality Properties Trust	(182,300)	(3,846,530)
Intuitive Surgical, Inc.*	(9,900)	(3,124,638)
Jarden Corporation	(102,900)	(2,764,923)
PharMerica Corporation*	(316,600)	(4,641,356)
Pool Corporation	(143,000)	(3,134,560)
Sally Beauty Holdings, Inc.*	(239,126)	(1,960,833)
Snap-on Incorporated	(8,600)	(351,826)
Tesoro Corporation	(325,000)	(3,792,750)
Texas Roadhouse, Inc. (Class A)*	(297,000)	(3,748,140)
Treehouse Foods Inc.*	(40,700)	(1,858,362)
Urban Outfitters, Inc.*	(130,900)	(4,501,651)
V. F. Corporation	(47,200)	(3,359,696)
Ventas Inc.	(61,800)	(2,901,510)
Verizon Communications Inc.	(785,000)	(21,995,700)
VistaPrint Limited*	(91,900)	(4,364,331)
West Marine, Inc.*	(32,744)	(356,255)
Other Common Stocks — Short		(6,529,950)
TOTAL COMMON STOCKS — SHORT — (4.9)% (Proceeds $169,601,801)		$(168,251,846)

Other assets less liabilities, net — 1.5%		$52,252,319
TOTAL NET ASSETS — 100.0% — NOTE 2		$3,450,995,328

†	Security segregated as collateral for common stocks sold short.

*	Non-income producing securities

‡	Restricted securities. These securities constituted 9.1% of total net assets at June 30, 2010.

(1)	These securities are illiquid and have been valued by the Board of Trustees in accordance with the Fund’s fair value procedures. These securities constituted 0.4% of total net assets at June 30, 2010.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund classifies its assets based on three valuation methodologies.  Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2010:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks — Long(a)	$1,545,514,517	$15,064,110	$1,426,823	$1,562,005,450
Limited Partnership			33,413,632	33,413,632
Convertible Bonds & Debentures — Corporate	—	67,024,234	—	67,024,234
Non-Convertible Bonds & Debentures — Corporate	—	605,750,736	86,644,192	692,394,928
U.S. Government & Agencies	1,033,814,038	4,677,354	—	1,038,491,392
Short-Term Investments(b)	—	173,665,219	—	173,665,219
	$2,579,328,555	$866,181,653	$121,484,647	$3,566,994,855
Common Stocks — Short	$(168,251,846)	—	—	$(168,251,846)

(a)

All common stocks are classified under Level 1, except for the Countrywide Holdings, Ltd. which are classified under Level 2. The Schedule of Investments provides further information on major security types.

(b)	Comprised solely of short-term investments with maturities of 60 days or less that are valued at amorized cost.

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the quarter ended June 30, 2010:

Investment	Beginning Value at April 1, 2010	Net Realized and Unrealized Gains (Losses)	Net Purchases (Sales)	Net Transfers In (Out)	Ending Value at June 30, 2010

Common Stocks — Long	$1,410,839	$15,984	—	—	$1,426,823
Limited Partnership	30,578,150	2,835,482	—	—	33,413,632
Non-Convertible Bonds & Debentures — Corporate	11,350,391	(40,390)	$75,334,191	—	86,644,192
	$43,339,380	$2,811,076	$75,334,191	—	$121,484,647

NOTE 2 — Federal Income Tax

The cost at June 30, 2010 (excluding securities sold short) was $3,255,528,160 for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$266,726,877
Gross unrealized depreciation:	(128,925,401)
Net unrealized appreciation:	$137,801,476

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	August 30, 2010

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	August 30, 2010